Restricted Cash - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Deposits assets, current		$ 83,191	$ 337
Reserves		34,301	26,707
Maturity period of guarantee deposit	6 months
Short-term debt		160,400	$ 48,286
Restricted cash released		46,312
Restricted cash released date	Jan. 04, 2016
Guarantee Deposit
Restricted Cash and Cash Equivalents Items [Line Items]
Reserves		34,286
Letters of credit issued		689
Short-term debt	¥ 312	$ 48,192